Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Financial Statements
Note 2 —
Restatement
of Previously Issued Financial Statements
In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain shareholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets.
Management
re-evaluated
the Company’s application of
ASC480
-10-99
to its accounting classification of public shares. Upon
re-evaluation,
management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to the previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this amended Quarterly Report.
Impact of the Restatement
The impact to the balance sheet as of March 25, 2021, the unaudited balance sheet, statement of operations and statement of cash flows as of March 31, 2021 and for the period from January 13, 2021 (inception) to March 31, 2021 and the unaudited balance sheet, statements of operations and statement of cash flows as of June 30, 2021 and for the three months ended June 30, 2021 and for the period from January 13, 20
21
 (inception) to June 30, 2021 is presented below:

	As Reported	Adjustment	As Restated
Balance Sheet as of March 25, 2021
Class A ordinary shares subject to possible redemption	$316,378,064	$33,621,936	$350,000,000

Class A ordinary shares, $0.0001 par value	336	(336)	—
Additional Paid-in Capital	5,521,316	(5,521,316)	—
Accumulated Deficit	(522,653)	(28,100,284)	(28,622,937)

Total Shareholders’ Equity (Deficit)	$5,000,005	$(33,621,936)	$(28,621,931)

Number of shares subject to redemption	31,637,806	3,362,194	35,000,000

Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$316,168,382	$33,831,618	$350,000,000

Class A ordinary shares, $0.0001 par value	338	(338)	—
Class B ordinary shares, $0.0001 par value	1,006	—	1,006
Additional Paid-in Capital	5,730,996	(5,730,996)	—
Accumulated Deficit	(732,339)	(28,100,284)	(28,832,623)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(33,831,618)	$(28,831,617)

Number of shares subject to redemption	31,616,838	3,383,162	35,000,000

Statement of operations for the period from January 13, 2021 (inception) through March 31, 2021 (unaudited)
Basic and diluted net loss per ordinary share, Class A	$0.00	$(0.02)	$(0.02)
Basic and diluted net loss per ordinary share, Class B	$(0.08)	$0.06	$(0.02)
Statement of Cash Flows for the period from January 13, 2021 (inception) through March 31, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$316,378,064	$(316,378,064)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(209,682)	$209,682	$—
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$364,266,740	$38,233,260	$402,500,000

Class A ordinary shares, $0.0001 par value	382	(382)	—
Class B ordinary shares, $0.0001 par value	1,006	—	1,006
Additional Paid-in Capital	5,993,201	(5,993,201)	—
Accumulated Deficit	(994,586)	(32,239,678)	(33,234,264)

Total Shareholders’ Equity (Deficit)	$5,000,003	$(38,233,261)	$(33,233,258)

Number of shares subject to redemption	36,426,674	3,823,326	40,250,000

Statement of operations (unaudited)
For the three months ended June 30, 2021
Basic and diluted net loss per ordinary share, Class A	$0.00	(0.01)	(0.01)
Basic and diluted net loss per ordinary share, Class B	$(0.03)	0.02	(0.01)
For the period from January 13, 2021 (inception) through June 30, 2021
Basic and diluted net loss per ordinary share, Class A	$0.00	(0.02)	(0.02)
Basic and diluted net loss per ordinary share, Class B	$(0.10)	0.08	(0.02)
Statement of Cash Flows for the period from January 13, 2021 (inception) through June 30, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$316,378,064	$(316,378,064)	$—
Change in value of Class A ordinary shares subject to possible redemption	$47,488,678	$(47,488,678)	$—